INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
Income before income taxes	2012	2011	2010
Russia	$2,297,663	$1,807,154	$1,817,583
Other jurisdictions	(677,876)	292,198	248,048

Total income before income taxes	$1,619,787	$2,099,352	$2,065,631

Current income tax expense
Russia	$449,079	$448,729	$456,424
Other jurisdictions	74,040	71,343	106,212

Total current income tax expense	$523,119	$520,072	$562,636

Deferred income tax expense/(benefit)
Russia	$67,370	$1,606	$(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)

Total deferred income tax expense/(benefit)	$58,208	$11,548	$(45,448)

Total provision for income taxes	$581,327	$531,620	$517,188

Russian statutory income tax rate reconciled to the Group's effective income tax rate

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	2012	2011	2010
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Provision for claims in Uzbekistan (Note 4)	10.6	—	—
Expenses not deductible for tax purposes	3.4	2.8	3.5
Unrecognized tax benefits	(0.9)	(0.2)	0.1
Settlements with tax authorities	0.7	(0.5)	(1.0)
Earnings distribution from subsidiaries	2.4	2.9	0.7
Effect of change in tax rate in Ukraine	0.3	0.8	0.7
Loss carry-forward utilisation	(0.4)	—	—
Impairment of long-lived assets	—	—	1.3
Other	(0.2)	(0.5)	(0.3)

Effective income tax rate	35.9%	25.3%	25.0%

Schedule of deferred tax assets and liabilities

	December 31,
	2012	2011
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$97,071	$140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)

Total deferred tax assets	$443,479	$386,947

Deferred tax liabilities
Licenses acquired	$(25,879)	$(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)

Total deferred tax liabilities	$(492,406)	$(372,058)

Net deferred tax (liability)/asset	$(48,927)	$14,889

Net deferred tax asset, current	$230,376	$189,622
Net deferred tax asset, non-current	$71,986	$62,102
Net deferred tax liability, long-term	$(351,289)	$(236,835)

Schedule of significant balances for income tax losses carried forward and related operating losses

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2012 and 2011:

		2012		2011
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$429,774	124,764	$431,461	125,124
Russia (Comstar-UTS, RTC and other)	2013-2021	477,357	95,471	390,945	78,189

Total		$907,131	220,235	$822,406	203,313

Valuation allowances against deferred tax assets

Valuation allowances	2012	2011
Sale of investment in Svyazinvest	$68,768	$66,596
Operating loss in Luxemburg (MGTS Finance S.A)	94,332	94,692
Other	—	1,787

Total	$163,100	$163,075

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2012	2011	2010
Balance, beginning of the year	$16,338	$13,993	$10,607
Additions based on tax position related to the current year	—	9,149	14,590
Additions based on tax positions related to prior years	2,166	2,647	1,504
Additions based on tax of acquired entities	326	5,129	7,587
Reduction in tax positions related to prior years	(7,119)	(5,213)	(2,141)
Settlements with tax authorities	(1,960)	(8,323)	(18,109)
Currency translation adjustment	825	(1,044)	(45)

Balance, end of the year	$10,576	$16,338	$13,993